Goodwill and intangible assets - Sensitivity of VIU to reasonably possible changes in key assumptions and changes to current assumptions to achieve nil headroom (Details) $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of information for cash-generating units [line items]
Discount rate increases by 100 bps	1.00%
Cash flow projections decrease by 30%	30.00%
Goodwill | Europe | RBWM
Disclosure of information for cash-generating units [line items]
Carrying amount	$ 10.1
VIU	16.7
100 bps increase in the discount rate – single variable	(2.3)
30% decrease in cash flow projections – single variable	(5.6)
Cumulative impact of all changes	$ (7.1)
Discount rate – bps	397.00%
Cash flows – %	(39.40%)